Trade and other receivables	6 Months Ended
Jun. 30, 2018
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Trade and other receivables
7.	Trade and other receivables

7.1.	Trade and other receivables, net

	06.30.2018	12.31.2017
Receivables from contracts with customers
Third parties	6,887	6,995
Related parties	—
Investees (note 17.1)	467	530
Receivables from the electricity sector (note 7.4) (*)	4,190	5,247

Subtotal	11,544	12,772

Other trade receivables
Third parties
Receivables from divestments (**)	1,273	872
Finance lease receivables	534	550
Other receivables	1,036	1,647
Related parties
Diesel subsidy (note 17.1)	153	—
Petroleum and alcohol accounts -receivables from Brazilian Government	215	251

Subtotal	3,211	3,320

Total trade receivables	14,755	16,092

Expected credit losses (ECL)—Third parties	(3,525)	(3,686)
Expected credit losses (ECL)—Related parties	(1,252)	(2,259)

Total trade receivables, net	9,978	10,147

Current	5,027	4,972
Non-current	4,951	5,175

(*)	Includes the amount of US$ 200 at June 30, 2018 (US$ 239 at December 31, 2017) regarding finance lease receivable from Amazonas Distribuidora de Energia.
(**)	It comprises receivable from the divestment of the NTS and contingent payments from the sale of interest in Roncador field.

Trade and other receivables were previously classified as loans and receivables in accordance with former IAS 39. As set out in note 4.1.3, following the adoption of IFRS 9, such assets are currently classified as measured at amortised cost, except for certain receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit and loss and amounts to US$ 39 as of June 30, 2018.

7.2.	Aging of trade and other receivables – third parties

	06.30.2018		12.31.2017
	Trade receivables	ECL	Trade receivables	ECL
Current	6,114	(365)	5,760	(274)
Overdue:
1-90 days	178	(12)	596	(73)
91-180 days	34	(15)	52	(36)
181-365 days	88	(64)	83	(47)
More than 365 days	3,317	(3,069)	3,573	(3,256)

Total	9,731	(3,525)	10,064	(3,686)

7.3.	Changes in allowance for expected credit losses

	Jan-Jun/2018	Jan-Dec/2017
Opening balance	5,945	5,426
Initial application of IFRS 9	122	—
Additions	444	708
Write-offs	(1,112)	(110)
Transfer of assets held for sale	6	—
Cumulative translation adjustment	(628)	(79)

Closing balance	4,777	5,945

Current	1,879	2,068
Non-current	2,898	3,877

For the first half of 2017, the Company had impairment of trade receivables in the amount of US$ 454.

7.4.	Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

Receivables from electricity sector	Receivables outside the scope of DAAs	DAA 2014	DAA 2018	Finance lease	Others	Total
Receivables	2,381	3,107	—	233	4	5,725
ECL	(2,187)	(332)	—	—	(4)	(2,523)

Balance at December 31, 2017	194	2,775	—	233	—	3,202

Sales	653	—	—	—	—	653
Amounts received	(411)	(141)	(53)	(22)	(3)	(630)
Interest	25	70	3	24	—	122
Derecognition of receivables	(1,094)	—	—	(1)	—	(1,095)
Agreement on 04/30/2018	—	127	453	—	—	580
Fair value adjustment	—	—	84	—	—	84
(Additions)/reversals of ECL	(293)	(103)	—	—	3	(393)
Derecognition of receivables—ECL	1,094	—	—	—	—	1,094
CTA	(26)	(394)	(31)	(34)	—	(485)

Balance at June 30, 2018	142	2,334	456	200	—	3,132

Receivables	1,257	2,715	456	200	1	4,629
ECL	(1,115)	(381)	—	—	(1)	(1,497)

Balance at June 30, 2018	142	2,334	456	200	—	3,132

	Receivables	ECL	Total
Related parties—Eletrobras Group
Amazonas Energia—AME	3,733	(1,031)	2,702
Centrais Elétricas de Rondônia—CERON	336	(137)	199
Others	121	(26)	95

Total	4,190	(1,194)	2,996

Third parties
Cia de Gás do Amazonas—CIGÁS	155	(28)	127
Cia de Eletricidade do Amapá—CEA	214	(214)	—
Others	70	(61)	9

Total	439	(303)	136

Balance at June 30, 2018	4,629	(1,497)	3,132

Balance at December 31, 2017	5,725	(2,523)	3,202

The Company supplies fuel oil, natural gas, and other products to power distributors controlled by Eletrobras and to independent power producers (Produtores Independentes de Energia – PIE) that operate in the isolated electricity system in the northern region of Brazil. This isolated system comprises electricity generation and distribution systems not connected to the Brazilian National Interconnected Power Grid (Sistema Interligado Nacional).

The costs of the isolated electricity system is substantially covered by the Fuel Consumption Account (Conta de Consumo de Combustível – CCC), a fund regulated and oversaw by the Brazilian National Electricity Agency (Agência Nacional de Energia Elétrica—ANEEL), that receives funds from the Brazilian Energy Development Account (Conta de Desenvolvimento Energético - CDE). The CDE is a fund created by the Brazilian Federal Government to promote power development in Brazil and its transfers of funds to CCC are based on fees paid by all of concessionaires of electricity distribution and transmission in Brazil. However, regulatory and administrative issues have impacted funds flows from CCC to the companies operating in the isolated system since 2013, which also affected the payments of distributors controlled by Eletrobras for products supplied by the Company.

As a result, on December 31, 2014, the Company (Petrobras parent company and its subsidiary BR Distribuidora) entered into debt acknowledgement agreements (DAAs 2014) concerning the balance of its receivables as of November 30, 2014 with distributors controlled by Eletrobras, to be settled in 120 monthly installments updated by the Selic interest rate (Brazilian short-term interest rate). The balance of DAAs 2014 was 89% collateralized by payables from the CDE to the CCC and, despite some periodic delays, these payments have continued. At December 31, 2017, the amounts of DAAs 2014 totaled US$ 3,107.

The Company continued to sell its products to the isolated electricity system but took several measures to safeguard its interests arising from sales after the signing of the DAAs 2014, including judicial collection of all overdue receivables, as well as suspension of fuel supply on credit. Thus, the allowance for credit losses on receivables from electricity sector amounted US$ 2,522 at December 31, 2017, primarily reflected the historical defaults of companies operating in the isolated electricity system in the northern region of Brazil relating to receivables not under DAAs 2014.

Following the inclusion of the power distributors controlled by Eletrobras within the Investments Partnership Program, a Brazilian Federal program that foresees new infrastructure investments and privatizations, along with the process of privatization of the distributors controlled by Eletrobras, the Company intensified negotiations with the Eletrobras group aiming at reaching an agreement that would resolve disputes and mitigate future defaults.

Accordingly, both parties reached an agreement on April 30, 2018 under which the structure of collateralization under the DAAs 2014 was recomposed and new debt acknowledgement agreements comprising a portion of receivables under judicial disputes were signed (DAAs 2018). In addition, parties also entered into debt assumption agreements in which Eletrobras will assume a significant portion of overdue receivables in case of power distributors privatization.

Following improvements in Eletrobras credit risk, the new collateralization structure under DAAs 2014 provides for replacement of original collateral by guaranties provided by Eletrobras (54%), collateral based on credits from Brazilian Treasury (34%) and new payables from the CDE (12%).

However, the replacement with credits from Brazilian Treasury, expected to be in place by the end of June 2018, has not occurred as the Provisional Measure 814/2017 lost its effectiveness since June 1, 2018. In addition, the Bill 10,332/18 that outlines the previous condition for such collateralization was approved by the Brazilian House of Representatives on July 11, 2018 but is awaiting Brazilian Senate approval and will only be effective after signed into law. Regarding the collateralization based on new payables from the CDE, Eletrobras and relevant authorities are still discussing alternatives to document such pledge.

Due to extended period necessary for changes in collateralization structure of DAAs 2014 with respect to credits from Brazilian Treasury and payables from the CDE, the Company recognized US$ 103 as allowance for expected credit losses over such receivables due the lower effectiveness of their collateral. Amendments to the April 30, 2018 agreement are under discussion in order to reflect the new conditions and to provide legal security to both parties. At June 30, 2018, the outstanding amount of the DAAs 2014 was US$ 2,334, net of expected credit losses.

The DAAs 2018 comprise receivables from sales of fuel oil and natural gas, which had been past due since December 2014 and under judicial collection, in the gross nominal value of US$ 1,752. These agreements outline the settlement of this amount in 36 monthly instalments bearing interest at 124.75% of the Brazilian interbank deposit rate (CDI). Of this amount, US$ 1,293 relates to BR Distribuidora which is guaranteed by Eletrobras but only until the effective privatization of the power distributors and is nullified if privatization does not occur. The remaining US$ 459 relates to Petrobras parent company and Eletrobras also guarantees these receivables until the privatization, however, in this case, an unsuccessful privatization process will not lead to the cancellation of the guarantee. Considering the conditions attached to these guarantees, the Company recognized an asset of US$ 453 in the second quarter of 2018. At June 30, 2018, the outstanding amount of DAAs 2018 was US$ 456.

Based on the agreement reached on April 30, the Company recognized US$ 580 as finance income in the second quarter of 2018 primarily reflecting receivables under the DAAs 2018 recognized at their fair value due to the material changes in their contractual terms.

For the six-month period ended June 30, 2018, the Company accounted for allowance for expected credit losses amounting to US$ 393 (US$ 23 in the first half of 2017), primarily regarding receivables from sale of gas outside the scope of DAAs and due to the current lower collateralization of DAAs 2014.